Share equity incentive plans (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of options activity
The following table summarizes share option activity for the years ended December 31, 2020 and 2021 :

	December 31,
	2020			2021

	Number of Options	Weighted-Average Exercise Price	Weighted- Average remaining Contractual Term (in years)	Number of Options	Weighted-Average Exercise Price	Weighted- Average remaining Contractual Term (in years)

Outstanding at the beginning of the year	9,887,125	$1.77	6.40	9,874,165	$1.99	6.83
Granted	2,581,893	2.56	—	1,708,500	3.71	—
Exercised	(1,656,994)	0.87	—	(1,301,233)	0.94	—
Forfeited	(937,859)	3.22	—	(300,038)	3.71	—
Outstanding at the end of the year	9,874,165	$1.99	6.83	9,981,394	$2.37	6.65
Exercisable at the end of the year	5,624,558	$1.58	5.30	6,150,329	$1.99	5.54

Schedule of valuation assumptions
The fair value of these options was estimated on the grant date based on the following assumptions:

	December 31,
	2019	2020	2021

Volatility	50%	50%	60%
Expected term in years	6.25	6.25	6.25
Risk-free interest rate	1.55%-2.54%	0.12% - 1.47%	0.55% -0.92%
Estimated fair value of underlying ordinary shares	2.17-3.44	3.34 - 7.6	12.92- 24.08
Dividend yield	0%	0%	0%

Schedule of options by exercise price
The following table summarizes information about share options outstanding under the 2012 Plan and 2021 Plan as of December 31, 2020 and 2021:

	Options Outstanding		Options Exercisable
	Number Outstanding at December 31, 2020	Weighted Average Remaining Contractual Life (Years)	Number Exercisable at December 31, 2020	Weighted Average Remaining Contractual Life (Years)
$0.0003	589,000	2.58	589,000	2.58
$0.01	355,700	9.85	—	0
$0.40	1,264,241	3.18	1,264,241	3.18
$0.60	69,286	4.46	69,286	4.46
$0.652	229,521	0.16	229,521	0.16
$1.43	401,500	9.71	—	0
$1.90	738,530	4.74	738,530	4.74
$2.17	1,604,121	7.12	1,134,964	7.01
$2.25	126,224	5.70	126,224	5.70
$2.388	566,900	9.81	—	0
$2.71	2,761,792	7.99	1,353,667	7.94
$3.44	302,250	8.72	92,125	8.68
$3.57	775,500	9.60	27,000	9.34
$5.97	89,600	9.91	—	0

Total	9,874,165	6.83	5,624,558	5.30

Aggregate intrinsic value	$55,419		$33,818

	Options Outstanding		Options Exercisable
	Number Outstanding at December 31, 2021	Weighted Average Remaining Contractual Life (Years)	Number Exercisable at December 31, 2021	Weighted Average Remaining Contractual Life (Years)

$0.0003	89,000	1.58	89,000	1.58
$0.01	355,700	8.85	155,618	8.85
$0.40	1,149,241	2.05	1,149,241	2.05
$0.60	65,286	3.45	65,286	3.45
$1.43	401,500	8.71	125,468	8.71
$1.90	594,320	3.73	594,320	3.73
$2.17	1,396,871	6.15	1,235,090	6.12
$2.25	117,224	3.24	117,224	3.24
$2.388	489,700	8.69	129,400	8.19
$2.71	2,655,489	6.85	1,936,746	6.76
$3.04	1,401,700	9.08	131,250	9.08
$3.44	248,501	7.36	140,191	6.98
$3.57	748,562	8.60	261,308	8.54
$5.97	79,500	8.91	20,187	8.91
$7.60	184,800	9.08	—	0
$24.08	4,000	9.61	—	0

Total	9,981,394	6.65	6,150,329	5.54

Aggregate intrinsic value	$155,136		$97,907

Schedule of RSU activity
The following table summarizes RSU activity for the years ended December 31, 2020 and 2021:

	December 31, 2020	The weighted average fair value at grant date	December 31, 2021	The weighted average fair value at grant date
	(Number of units)		(Number of units)

Outstanding at the beginning of the year	—	$—	132,500	$7.60
Granted	132,500	7.60	880,022	20.41
Vested	—	—	(10,354)	11.15
Forfeited	—	—	(34,371)	14.46
Outstanding at the end of the year	132,500	7.60	967,797	18.97
Unvested RSUs	132,500	7.60	967,797	18.97

Schedule of expenses capitalized
The following table summarizes the share-based compensation, including the share-based compensation of the secondary transactions described in Note 12, recorded in each line item in the accompanying consolidated states of comprehensive income (loss):

	Year Ended December 31,
	2019	2020	2021

Cost of revenue	$38	$40	$211
Research and development	452	1,107	4,058
Sales and marketing	427	821	3,450
General and administrative	1,087	2,832	3,452
Total	$2,004	$4,800	$11,171